Shareholder Report	7 Months Ended		12 Months Ended	37 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			DGI Investment Trust
Entity Central Index Key			0001843841
Entity Investment Company Type			N-1A
Document Period End Date			Jun. 30, 2024
C000238994
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class A
Trading Symbol	DGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of December 6, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.
Additional Information Phone Number	(787) 620-0000
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

(Expenses for the full reporting period would be higher.)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.55%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (December 6, 2023)
DGI Balanced Fund - Class A	8.13%
With Load	4.34%
DGI Blend-50% S&P/50% BB Agg Bond	10.96%
Bloomberg U.S. Aggregate Bond Index	1.56%
S&P 500 Index	21.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 301,566,770	$ 301,566,770	$ 301,566,770	$ 301,566,770
Holdings Count | Holding	155	155	155	155
Advisory Fees Paid, Amount	$ 2,766,219
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$301,566,770 Number of Portfolio Holdings155 Advisory Fee $2,766,219 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.7%
Exchange-Traded Funds	47.3%
Money Market Funds	9.6%
U.S. Government & Agencies	38.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000238993
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class C
Trading Symbol	DGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of December 6, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.
Additional Information Phone Number	(787) 620-0000
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

(Expenses for the full reporting period would be higher.)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	2.30%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (December 6, 2023)
DGI Balanced Fund - Class C	7.74%
DGI Blend-50% S&P/50% BB Agg Bond	10.96%
Bloomberg U.S. Aggregate Bond Index	1.56%
S&P 500 Index	21.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 301,566,770	$ 301,566,770	$ 301,566,770	$ 301,566,770
Holdings Count | Holding	155	155	155	155
Advisory Fees Paid, Amount	$ 2,766,219
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$301,566,770 Number of Portfolio Holdings155 Advisory Fee $2,766,219 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.7%
Exchange-Traded Funds	47.3%
Money Market Funds	9.6%
U.S. Government & Agencies	38.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000238992
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class I
Trading Symbol	DGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of December 6, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.
Additional Information Phone Number	(787) 620-0000
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

(Expenses for the full reporting period would be higher.)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	1.30%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (December 6, 2023)
DGI Balanced Fund - Class I	8.32%
DGI Blend-50% S&P/50% BB Agg Bond	10.96%
Bloomberg U.S. Aggregate Bond Index	1.56%
S&P 500 Index	21.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 301,566,770	$ 301,566,770	$ 301,566,770	$ 301,566,770
Holdings Count | Holding	155	155	155	155
Advisory Fees Paid, Amount	$ 2,766,219
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$301,566,770 Number of Portfolio Holdings155 Advisory Fee $2,766,219 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.7%
Exchange-Traded Funds	47.3%
Money Market Funds	9.6%
U.S. Government & Agencies	38.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000229060
Shareholder Report [Line Items]
Fund Name			DGI Balanced Fund
Class Name			Class NT
Trading Symbol			DGINX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.
Additional Information Phone Number			(787) 620-0000
Additional Information Website			https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class NT	$130	1.30%

Expenses Paid, Amount			$ 130
Expense Ratio, Percent			1.30%
Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 23, 2021)
DGI Balanced Fund - Class NT	11.48%	0.51%
DGI Blend-50% S&P/50% BB Agg Bond	13.22%	4.18%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.59%
S&P 500 Index	24.56%	10.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date				May 23, 2021
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Jun. 30, 2024
AssetsNet	$ 301,566,770	$ 301,566,770	$ 301,566,770	$ 301,566,770
Holdings Count | Holding	155	155	155	155
Advisory Fees Paid, Amount			$ 2,766,219
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$301,566,770 Number of Portfolio Holdings155 Advisory Fee $2,766,219 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.7%
Exchange-Traded Funds	47.3%
Money Market Funds	9.6%
U.S. Government & Agencies	38.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000226943
Shareholder Report [Line Items]
Fund Name			DGI Balanced Fund
Class Name			Class P
Trading Symbol			DGIBX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.
Additional Information Phone Number			(787) 620-0000
Additional Information Website			https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$130	1.30%

Expenses Paid, Amount			$ 130
Expense Ratio, Percent			1.30%
Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 23, 2021)
DGI Balanced Fund - Class P	11.48%	0.51%
DGI Blend-50% S&P/50% BB Agg Bond	13.22%	4.18%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.59%
S&P 500 Index	24.56%	10.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date				May 23, 2021
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Jun. 30, 2024
AssetsNet	$ 301,566,770	$ 301,566,770	$ 301,566,770	$ 301,566,770
Holdings Count | Holding	155	155	155	155
Advisory Fees Paid, Amount			$ 2,766,219
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$301,566,770 Number of Portfolio Holdings155 Advisory Fee $2,766,219 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.7%
Exchange-Traded Funds	47.3%
Money Market Funds	9.6%
U.S. Government & Agencies	38.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000229059
Shareholder Report [Line Items]
Fund Name			DGI Balanced Fund
Class Name			Class T
Trading Symbol			DGITX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.
Additional Information Phone Number			(787) 620-0000
Additional Information Website			https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$130	1.30%

Expenses Paid, Amount			$ 130
Expense Ratio, Percent			1.30%
Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 23, 2021)
DGI Balanced Fund - Class T	11.48%	0.51%
DGI Blend-50% S&P/50% BB Agg Bond	13.22%	4.18%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.59%
S&P 500 Index	24.56%	10.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date				May 23, 2021
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Jun. 30, 2024
AssetsNet	$ 301,566,770	$ 301,566,770	$ 301,566,770	$ 301,566,770
Holdings Count | Holding	155	155	155	155
Advisory Fees Paid, Amount			$ 2,766,219
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$301,566,770 Number of Portfolio Holdings155 Advisory Fee $2,766,219 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.7%
Exchange-Traded Funds	47.3%
Money Market Funds	9.6%
U.S. Government & Agencies	38.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.